Loss Per Share (Details) - Schedule of Loss and Number of Shares Basic and Diluted (Parentheticals) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Loss and Number of Shares Basic and Diluted [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the diluted loss per share	₪ (17,753)	₪ (11,900)	₪ (24,962)
Weighted number of shares used in computing diluted loss per share	27,839,012	10,334,303	17,300,596